UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cheviot Value Management Inc.
           -----------------------------------------------------
Address:   100 Wilshire Blvd.
           Suite 2020
           Santa Monica CA 90401
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Nancy Marks
        -------------------------
Title:  Vice President
        -------------------------
Phone:  310-451-8600
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Nancy Marks                   Santa Monica, CA                    5/12/2008
---------------                   ----------------                    ----------
  [Signature]                      [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           32
                                         -----------
Form 13F Information Table Value Total:     $119,510
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ -----
3M Company                     COM                            1516   19150 SH       Sole              18375      0   775
Abbott Laboratories            COM                            1482   26864 SH       Sole              25814      0  1050
Amgen Inc                      COM                            3162   75681 SH       Sole              72471      0  3210
Arthur J. Gallagher & Co.      COM              ajg           1279   54135 SH       Sole              51735      0  2400
BB&T Corporation               COM              bbt           1781   55560 SH       Sole              53295      0  2265
Berkshire Hathaway-A           COM              084990175     5603      42 SH       Sole                 41      0     1
Berkshire Hathaway-B           COM              084670207    15454    3455 SH       Sole               3330      0   125
Bristol Myers Squibb           COM                            2564  120353 SH       Sole             115353      0  5000
Buckeye Partners LP            COM                             583   12650 SH       Sole              12650      0
Chevron Corp                   COM                            4013   47018 SH       Sole              44757      0  2262
Covidien LTD                   COM                             810   18313 SH       Sole              17503      0   810
Donnelley & Sons               COM              rrd           1485   49010 SH       Sole              46507      0  2502
Exchange Bk Santa Rosa         COM              301227203      975   10344 SH       Sole               9944      0   400
Exxon Mobil Corporation        COM                             275    3249 SH       Sole               2721      0   528
Johnson & Johnson              COM                            6378   98325 SH       Sole              94089      0  4235
Medtronic Inc                  COM                            4205   86926 SH       Sole              83296      0  3630
Newmont Mining Corp            COM                           16443  362986 SH       Sole             347326      0 15660
Pan American Silver Corp       COM                           11122  289863 SH       Sole             277438      0 12425
Pennsylvania Rl Est Tr         COM              709102107     1033   42359 SH       Sole              41084      0  1275
Pfizer Inc                     COM                            9022  431070 SH       Sole             412832      0 18238
Plum Creek Timber REIT         COM                            2188   53747 SH       Sole              51243      0  2505
Syneron Medical Ltd.           COM              elos          1844  126709 SH       Sole             121109      0  5600
Sysco Corp                     COM                            3111  107217 SH       Sole             102682      0  4535
UnitedHealth Group, Inc.       COM                            1616   47039 SH       Sole              44984      0  2055
Wal Mart Stores Inc            COM                            7212  136893 SH       Sole             132482      0  4411
Walgreen Co                    COM                            3150   82690 SH       Sole              79075      0  3615
Walt Disney Holding            COM                             298    9482 SH       Sole               9482      0
Washington Federal             COM              938824109     2023   88577 SH       Sole              86806      0  1771
Washington REIT                COM              939653101     1912   57203 SH       Sole              55478      0  1725
Weingarten Realty Investors    COM              948741103     1183   34359 SH       Sole              33209      0  1150
Windstream Corp                COM                             460   38484 SH       Sole              36757      0  1727
Zimmer Holdings Inc            COM                            5328   68435 SH       Sole              65460      0  2975